UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number: __
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

      Signature                       Place                     Date of Signing

/S/ JONATHAN W. GIBSON           SHORT HILLS, NJ                APRIL 26, 2010
----------------------           ---------------                --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   -----------
Form 13F Information Table Entry Total:            18
                                                   -----------
Form 13F Information Table Value Total:            $142,918
                                                   -----------
                                                   (thousands)

List of Other Included Managers:                   NONE

                                       Title              Value    Share/
                                       of                 X        Prn      Share/  Put/  Investment  Other     Voting Authority
Name of Issuer                         Class  Cusip       $1000    Amount   Prn     Call  Discretion  Managers  Sole Shared None
--------------------------------------------------------------------------------------------------------------------------------
APACHE CORP. CMN                       COM    037411105   10,150   100,000  SH            SOLE        No        X
CANADIAN NATURAL RESOURCES CMN         COM    136385101   14,808   200,000  SH            SOLE        No        X
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN                    COM    204386106   4,956    175,000  SH            SOLE        No        X
CONTINENTAL RESOURCES, INC CMN         COM    212015101   17,020   400,000  SH            SOLE        No        X
DENBURY RESOURCES INC CMN              COM    247916208   12,653   750,000  SH            SOLE        No        X
HESS CORPORATION CMN                   COM    42809H107   12,510   200,000  SH            SOLE        No        X
KEY ENERGY SERVICES INC CMN            COM    492914106   5,730    600,000  SH            SOLE        No        X
NEXEN INC. CMN                         COM    65334H102   10,502   425,000  SH            SOLE        No        X
NOBLE ENERGY INC CMN                   COM    655044105   3,650    50,000   SH            SOLE        No        X
OCCIDENTAL PETROLEUM CORP CMN          COM    674599105   4,227    50,000   SH            SOLE        No        X
OCEANEERING INTL INC CMN               COM    675232102   4,762    75,000   SH            SOLE        No        X
PUT/XME  @  44 EXP 04/17/2010          PUT    78464A755   13       5,000    SH      PUT   SOLE        No                    X
PUT/XME  @  52 EXP 04/17/2010          PUT    78464A755   200      5,000    SH      PUT   SOLE        No                    X
SMITH INTERNATIONAL INC CMN            COM    832110100   10,705   250,000  SH            SOLE        No        X
SUNCOR ENERGY INC. CMN                 COM    867224107   16,270   500,000  SH            SOLE        No        X
CALL/(OYXAH)  @ 40.0000 EXP01/22/2011  CALL   867224107   353      2,500    SH      CALL  SOLE        No                    X
WEATHERFORD INTERNATIONAL LTD CMN      COM    H27013103   7,930    500,000  SH            SOLE        No        X
TRANSOCEAN LTD. CMN                    COM    H8817H100   6,479    75,000   SH            SOLE        No        X
                                                          -------
                                                          142,918